UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04450
                                   ---------

                        FRANKLIN TEMPLETON GLOBAL TRUST
                        -------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area
code: (650) 312-2000
      --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 4/30/04
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2004


                                     A series of Franklin Templeton Global Trust



[GRAPHIC OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER              INCOME



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

                               FRANKLIN TEMPLETON
                               HARD CURRENCY FUND

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      FRANKLIN O TEMPLETON O MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ..............................   1

SEMIANNUAL REPORT

Franklin Templeton Hard Currency Fund ...........   3

Performance Summary .............................   8

Financial Highlights and
Statement of Investments ........................  10

Financial Statements ............................  13

Notes to Financial Statements ...................  16

Proxy Voting Policies and Procedures ............  23

Semiannual Report

Franklin Templeton
Hard Currency Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing in high-quality money market instruments (and forward currency contracts) denominated in "hard currencies" (as defined in the Fund's prospectus), which historically have experienced low inflation rates and which, in view of the manager, follow economic policies conducive to continued low inflation rates and currency appreciation versus the U.S. dollar over the long term.




This semiannual report for Franklin Templeton Hard Currency Fund covers the period ended April 30, 2004.


PERFORMANCE OVERVIEW

For the six months under review, Franklin Templeton Hard Currency Fund - Class A posted a +2.24% cumulative total return. The Fund underperformed its benchmark, the J.P. Morgan 3 Month Global Cash Index, which posted a 3.07% total return for the same period. 1 Given that the Fund cannot invest in the U.S. dollar, the Fund's results are not directly comparable to the index's, which includes a U.S. dollar component. The Fund outperformed the U.S. dollar, which declined 0.44% relative to major U.S. trading partners, while the Japanese yen declined 0.38% and the euro rose 3.12% versus the dollar. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.







1. Source: J.P. Morgan. J.P. Morgan 3 Month Global Cash Index tracks total returns of three-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. As of 4/30/04, the index included 5.9% in U.S. dollars. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Federal Reserve Board. The Federal Reserve Board U.S. Trade Weighted Major Currency Dollar Index is a weighted average of the foreign exchange values of the U.S. dollar against a subset of currencies in the broad index that circulate widely outside the country of issue.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.




                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
  WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
  Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
  A current account is that part of the balance of payments where all of one country's international transactions in goods, services, income and transfers are recorded.
--------------------------------------------------------------------------------


ECONOMIC AND MARKET OVERVIEW

During the period under review, further evidence emerged that the global economic rebound gained steam. Historically low interest rates and accommodative fiscal policies among the three largest global economies, the U.S., Japan and the euro area, supported global growth momentum into 2004. Global currency markets generated positive returns against the U.S. dollar, supported by comparatively better balance of payment conditions, interest rate differentials and capital flows.

In the U.S., economic indicators remained robust, and gross domestic product
(GDP) grew at a 4.4% annualized rate during first quarter 2004. With the federal funds target rate remaining at 1.00%, residential and business investment activity continued to expand. Global growth and a weaker U.S. dollar supported U.S. export growth. However, the U.S. trade balance did not improve because imports rose as disposable income and U.S. domestic consumption increased. As a result, the U.S. current account deficit remained at a record level of nearly 5% of GDP by the end of 2003. Foreign purchases of U.S. securities, particularly fixed income securities purchased by Asian central banks, were the primary financing sources of the current account deficit. Although weak U.S. labor market conditions and excess manufacturing capacity prevented inflation from rising significantly, early indication of building inflationary pressures began to emerge late in the period, raising the market's expectations of an interest rate increase.

Euro zone economic activity stagnated, with fourth quarter 2003 economic growth rising only 0.6% from one year earlier. Consequently, the European Central Bank
(ECB) left interest rates unchanged at 2.00%. Past euro appreciation, along with below-trend growth, dampened overall inflationary pressures, keeping inflation below the ECB's target range. Outside the euro zone, Norway and Sweden experienced rapid deceleration in inflationary pressures, prompting further monetary easing. Policymakers at Norway's and Sweden's central banks reduced their reference rates 75 basis points to 1.75% and 2.00% by period-end.

In contrast, Asian economic growth remained robust, with global and regional demand sustaining export growth and large current account surpluses. China in particular, with strong industrial sector output and surging fixed investment, contributed to regional growth through demand for imports from neighboring countries. China maintained nearly 10% yearly growth rates for fourth quarter 2003 and first quarter 2004. Most recent available economic growth for Japan, Thailand, South Korea and Indonesia were yearly rates of 5.4%, 6.7%, 3.9% and 4.4%, respectively. In Japan, export-driven growth led to substantial trade and current account surpluses with the current account surplus reaching 3% of GDP. The balance of payment surplus, along with the government's active foreign exchange intervention to slow currency appreciation, contributed to substantial reserve accumulation. Other Asian countries such as South Korea, Thailand and



4 |  Semiannual Report

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ASSET ALLOCATION BY CURRENCY*
Based on Total Net Assets as of 4/30/04

European Monetary Unit (euro)                25.2%
New Zealand Dollar                           15.3%
Swedish Krona                                12.5%
Australian Dollar                             9.8%
Canadian Dollar                               6.8%
Thai Baht                                     6.7%
Korean Won                                    6.5%
Indonesian Rupiah                             5.6%
Norwegian Krone                               5.1%
Danish Krone                                  4.3%
Swiss Franc                                   2.6%

*U.S. Dollar = -0.4% because of the Fund's holdings in forward currency exchange contracts.


Indonesia experienced similar trends with competitive exchange rate policies and sensitivity to rising regional and global demand.


INVESTMENT STRATEGY

In making investments in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable to continued low inflation rates and currency appreciation versus the U.S. dollar over the long term.


MANAGER'S DISCUSSION

During the reporting period, we increased our exposure to currencies with higher sensitivity to increasing global demand, positive balance of payment dynamics and favorable interest rate differentials. The Fund decreased its European allocation and increased its Asian focus. Fund performance for the period reflected its relative weightings in Asia and Europe. Although the Fund underperformed its benchmark, it generated a greater return than the relative decline of the U.S. dollar on a trade-weighted basis. The Fund underperformed its benchmark due to our relatively underweighted allocation to the euro. The Fund remained positioned for structural weakening in the U.S. dollar at the end of the period.

On an absolute basis, the Fund benefited from its position in the euro, which rose 3.12% against the U.S. dollar during the period. Although the euro remained one of our largest currency exposures, we reduced this allocation given that much of the U.S. dollar's adjustment had been against the euro, and because we saw better value in Asian and other European (non-euro) currencies.

Our exposure to other European currencies contributed to Fund performance during the period under review. Within Scandinavia, a narrowing interest rate differential relative to the U.S. and Europe weighed on short-term currency performance. However, balance of payment conditions remained strong and growth prospects improved. Compared with the euro zone, Norway's and Sweden's economies began to accelerate in fourth quarter 2003, posting one-year GDP growth rates of 1.7% and 2.3%. The Fund increased its Norway and Sweden allocations during the period given the improved growth outlook relative to the euro zone and significant current account surpluses of 13% and 7% of GDP. During the period, the Norwegian krone and the Swedish krona appreciated 3.09% and 2.11% against the U.S. dollar. Additionally, the Danish krone and the Swiss franc rose 3.01% and 2.99% versus the U.S. dollar.

In Asia, macroeconomic conditions in much of the region remained supportive of currency fundamentals, underpinned by the strong growth and balance of payment



                                                           Semiannual Report | 5
characteristics discussed earlier. As many Asian currencies lagged during the reporting period, they remained fundamentally attractive relative to the U.S. dollar and the Japanese yen, presenting attractive investment opportunities. Thus, we added to South Korea and Indonesia on weakness. During the period, the South Korean won rose 0.87% while the Indonesian rupiah fell 3.25% versus the U.S. dollar. Additionally, the higher yield earned in Indonesia offset some of these currency returns, with Indonesian short-term interest rates ending the period at 7.33%. The Fund, however, maintained zero exposure to the Japanese yen, which depreciated 0.38% against the U.S. dollar. While Japan began to show signs of a domestic sector recovery, other Asian currencies remained undervalued and seemed more attractive to us relative to the yen.

The Australian dollar and New Zealand dollar remained attractive given favorable interest rates relative to other developed markets, positive immigration trends, continued fiscal surpluses and trade linkages to Asia. Australia and New Zealand achieved one-year GDP growth rates of 4.0% and 3.2% for fourth quarter 2003. Prompted by strong growth and robust housing markets, Australia's and New Zealand's central banks increased interest rates by 50 basis points (0.50%), to 5.25%. The large interest rate differential boosted overall currency performance during the period, with the Australian and New Zealand dollars rising 1.78% and 1.80% versus the U.S. dollar.

There are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.



6 |  Semiannual Report

Thank you for your continued participation in Franklin Templeton Hard Currency Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]
/S/Alex Calvo
Alex Calvo

[PHOTO OMITTED]
/S/Michael Hasenstab
Michael Hasenstab, Ph.D.
Portfolio Managers
Franklin Templeton Hard Currency Fund

--------------------------------------------------------------------------------
  Please note that although the Fund's Statement of Investments on page 12 of this report indicates the Fund held 35.1% of its total investments in U.S. dollar-denominated assets as of 4/30/04, its NET EXPOSURE to the U.S. dollar as of that date was only -0.4%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 7 in the Notes to Financial Statements on page 20 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 4/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                         CHANGE     4/30/04    10/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           -$0.33       $9.26       $9.59
--------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.5560
--------------------------------------------------------------------------------
  ADVISOR CLASS                                   CHANGE     4/30/04    10/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           -$0.33       $9.28       $9.61
--------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.5730
--------------------------------------------------------------------------------



PERFORMANCE

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
 CLASS A                             6-MONTH        1-YEAR     5-YEAR    10-YEAR
--------------------------------------------------------------------------------
 Cumulative Total Return 1            +2.24%        +8.65%    +20.86%    +17.86%
--------------------------------------------------------------------------------
 Average Annual Total Return 2        -0.05%        +6.21%     +3.39%     +1.42%
--------------------------------------------------------------------------------
 Value of $10,000 Investment 3        $9,995       $10,621    $11,813    $11,520
--------------------------------------------------------------------------------
 Avg. Ann. Total Return (3/31/04) 4                +11.20%     +3.71%     +1.89%
--------------------------------------------------------------------------------
    Distribution Rate 5                      1.14%
--------------------------------------------------------------------------------
    30-Day Standardized Yield 6              0.59%
--------------------------------------------------------------------------------
 ADVISOR CLASS 7                     6-MONTH        1-YEAR     5-YEAR    10-YEAR
--------------------------------------------------------------------------------
 Cumulative Total Return 1            +2.42%        +9.14%    +22.71%    +20.74%
--------------------------------------------------------------------------------
 Average Annual Total Return 2        +2.42%        +9.14%     +4.18%     +1.90%
--------------------------------------------------------------------------------
 Value of $10,000 Investment 3       $10,242       $10,914    $12,271    $12,074
--------------------------------------------------------------------------------
 Avg. Ann. Total Return (3/31/04) 4                +14.17%     +4.52%     +2.37%
--------------------------------------------------------------------------------
    Distribution Rate 5                      1.63%
--------------------------------------------------------------------------------
    30-Day Standardized Yield 6              0.99%
--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



8 |  Past performance does not guarantee future results.  |  Semiannual Report

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. THE FUND'S ASSETS ARE LARGELY INVESTED IN FOREIGN CURRENCIES, AND THEREFORE INVOLVE POTENTIAL FOR SIGNIFICANT GAIN OR LOSS FROM CURRENCY EXCHANGE RATE FLUCTUATIONS. THE FUND DOES NOT SEEK TO MAINTAIN A STABLE NET ASSET VALUE AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR A U.S. DOLLAR MONEY MARKET FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Prior to 8/3/98, these shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/04.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/04.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.31% and +1.60%.



     Semiannual Report | Past performance does not guarantee future results. | 9

Franklin Templeton Global Trust

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                      --------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2004               YEAR ENDED OCTOBER 31,
CLASS A                                                 (UNAUDITED)      2003         2002       2001        2000        1999
                                                      --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............         $9.59      $8.56        $8.08      $8.02       $9.52      $10.39
                                                      --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .05        .11          .09 c      .31         .42         .30
 Net realized and unrealized gains (losses) ........           .18       1.46          .63 c     (.01)      (1.68)       (.95)
                                                      --------------------------------------------------------------------------
Total from investment operations ...................           .23       1.57          .72        .30       (1.26)       (.65)
                                                      --------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.56)      (.54)        (.24)      (.14)         --          --
 Tax return of capital .............................            --         --           --       (.10)       (.24)       (.22)
                                                      --------------------------------------------------------------------------
Total distributions ................................          (.56)      (.54)        (.24)      (.24)       (.24)       (.22)
                                                      --------------------------------------------------------------------------
Net asset value, end of period .....................         $9.26      $9.59        $8.56      $8.08       $8.02      $ 9.52
                                                      --------------------------------------------------------------------------

Total return b .....................................         2.24%     19.05%        9.11%      3.78%    (13.42)%     (6.23)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $171,587   $143,715      $50,622    $29,071     $33,580     $56,381
Ratios to average net assets:
 Expenses ..........................................         1.27% d    1.32%        1.50%      1.49%       1.29%       1.09%
 Net investment income .............................          .94% d    1.19%        1.10% c    3.78%       4.73%       3.08%
Portfolio turnover rate ............................          .00%       .00%       76.27%     25.59%      54.69%        .00%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cEffective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ............................... $(0.05)
  Net realized and unrealized (gains/losses) per share ..........   0.05
  Ratio of net investment income to average net assets ..........   (.61)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
dAnnualized.




10 |  Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2004               YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                           (UNAUDITED)      2003         2002       2001        2000        1999
                                                      -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............         $9.61      $8.58        $8.09      $8.03       $9.53      $10.41
                                                      -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .06        .14          .12 c      .32         .37         .35
 Net realized and unrealized gains (losses) ........           .18       1.46          .64 c      .01       (1.61)       (.99)
                                                      -------------------------------------------------------------------------
Total from investment operations ...................           .24       1.60          .76        .33       (1.24)       (.64)
                                                      -------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.57)      (.57)        (.27)      (.17)         --          --
 Tax return of capital .............................            --         --           --       (.10)       (.26)       (.24)
                                                      -------------------------------------------------------------------------
Total distributions ................................          (.57)      (.57)        (.27)      (.27)       (.26)       (.24)
                                                      -------------------------------------------------------------------------
Net asset value, end of period .....................         $9.28      $9.61        $8.58      $8.09       $8.03      $ 9.53
                                                      -------------------------------------------------------------------------

Total return b .....................................         2.42%     19.45%        9.65%      4.10%    (13.22)%     (6.17)%

Ratios/supplemental data
Net assets, end of period (000's) ..................       $19,566    $10,163       $1,724       $450         $75      $3,827
Ratios to average net assets:
 Expenses ..........................................          .86% d     .92%        1.09%      1.17%       1.06%        .99%
 Net investment income .............................         1.35% d    1.59%        1.51% c    4.00%       4.13%       3.54%
Portfolio turnover rate ............................          .00%       .00%       76.27%     25.59%      54.69%        .00%




aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cEffective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ............................... $(0.05)
  Net realized and unrealized (gains/losses) per share ..........   0.05
  Ratio of net investment income to average net assets ..........   (.61)%
 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
dAnnualized.




                     Semiannual Report | See notes to financial statements. | 11

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                                  PRINCIPAL AMOUNT         VALUE
  GOVERNMENT SECURITIES 65.5%
  Government of Belgium, 2.21%, 11/18/04 ...............................................   1,800,000 EUR      $  2,131,766
  Belgium Treasury Bill, 1.91%, 6/17/04 ................................................   4,000,000 EUR         4,781,971
  Canada Treasury Bill, 1.97% to 2.84%, with maturities to 8/26/04 .....................  17,810,000 CAD        12,910,817
  Denmark Treasury Bill, 2.01% to 2.20%, with maturities to
      11/01/04 .........................................................................  51,540,000 DKK         8,225,557
  Dutch Treasury Bill, 1.90% to 2.11%, with maturities to 12/15/04 .....................   6,025,000 EUR         7,190,296
  French Treasury Bill, 1.91% to 2.00%, with maturities to 8/19/04 .....................   2,800,000 EUR         3,343,719
  German Treasury Bill, 1.86% to 1.99%, with maturities to 9/15/04 .....................   3,000,000 EUR         3,580,112
  Italy Treasury Bill, 1.98% to 2.05%, with maturities to 3/15/05 ......................   6,070,000 EUR         7,184,232
  New Zealand Treasury Bill, 4.81% to 5.42%, with maturities
      to 9/08/04 .......................................................................  47,260,000 NZD        29,316,388
  Kingdom of Norway, 5.75%, 11/30/04 ...................................................  25,000,000 NOK         3,723,187
  Norwegian Treasury Bill, 1.59% to 2.76%, with maturities to
      12/15/04 .........................................................................  41,700,000 NOK         6,030,073
  Portugal Treasury Bill, 1.98% to 2.06%, with maturities to
      1/21/05 ..........................................................................   7,820,000 EUR         9,316,792
  Spain Government, 2.00%, 8/20/04 .....................................................   3,100,000 EUR         3,694,359
  Sweden Treasury Bill, 2.21% to 2.90%, with maturities to 3/16/05 ..................... 184,135,000 SEK        23,822,804
                                                                                                              -------------

  TOTAL GOVERNMENT SECURITIES (COST $127,851,693) ......................................                       125,252,073
                                                                                                              -------------

  U.S. GOVERNMENT AGENCIES 35.4%
  Federal Home Loan Bank, 0.90%, 5/03/04 ...............................................   8,704,000             8,703,347
  U.S. Treasury Bill, 0.87% to 0.91%, with maturities to 5/27/04 .......................  59,000,000            58,973,911
                                                                                                              -------------

  TOTAL U.S. GOVERNMENT AGENCIES (COST $67,669,940) ....................................                        67,677,258
                                                                                                              -------------

  TOTAL INVESTMENTS (COST $195,521,633) 100.9% .........................................                       192,929,331
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.5)% ..............................                        (1,065,731)
  OTHER ASSETS, LESS LIABILITIES (.4)% .................................................                          (710,571)
                                                                                                              -------------

  NET ASSETS 100.0% ....................................................................                      $191,153,029
                                                                                                              =============


  CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | DKK - Danish Krone
                            EUR - Euro | NOK - Norwegian Krone
                            NZD - New Zealand Dollar | SEK - Swedish Krona








12 |  See notes to financial statements.  |  Semiannual Report

Franklin Templeton Global Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)


                                                                             -------------------
                                                                             FRANKLIN TEMPLETON
                                                                             HARD CURRENCY FUND
                                                                             -------------------
Assets:
 Investments in securities:
  Cost .....................................................................       $195,521,633
                                                                             -------------------
  Value ....................................................................        192,929,331
 Cash ......................................................................              1,892
 Foreign currency, at value (cost $3,008) ..................................              2,986
 Receivables:
  Capital shares sold ......................................................            738,345
  Interest .................................................................             87,184
 Unrealized gain on forward exchange contracts (Note 7) ....................            169,294
                                                                             -------------------
      Total assets .........................................................        193,929,032
Liabilities:
 Payables:
  Capital shares redeemed ..................................................          1,136,302
  Affiliates ...............................................................            310,431
  Shareholders .............................................................             49,711
 Unrealized loss on forward exchange contracts (Note 7) ....................          1,235,025
 Other liabilities .........................................................             44,534
                                                                             -------------------
      Total liabilities ....................................................          2,776,003
                                                                             -------------------
        Net assets, at value ...............................................       $191,153,029
                                                                             -------------------
Net assets consist of:
 Undistributed net investment income (loss) ................................       $   (676,721)
 Net unrealized appreciation (depreciation) ................................         (3,657,903)
 Accumulated net realized gain (loss) ......................................          8,197,159
 Capital shares ............................................................        187,290,494
                                                                             -------------------
        Net assets, at value ...............................................       $191,153,029
                                                                             ===================
CLASS A:
 Net assets, at value ......................................................       $171,586,866
                                                                             ===================
 Shares outstanding ........................................................         18,533,097
                                                                             ===================
 Net asset value per share a ...............................................              $9.26
                                                                             ===================
 Maximum offering price per share (net asset value per share / 97.75%) .....              $9.47
                                                                             ===================
ADVISOR CLASS:
 Net assets, at value ......................................................       $ 19,566,163
                                                                             ===================
 Shares outstanding ........................................................          2,108,700
                                                                             ===================
 Net asset value and maximum offering price per share ......................              $9.28
                                                                             ===================




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                     Semiannual Report | See notes to financial statements. | 13

Franklin Templeton Global Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2004 (unaudited)


                                                                               -------------------
                                                                               FRANKLIN TEMPLETON
                                                                               HARD CURRENCY FUND
                                                                               -------------------
Interest income .............................................................         $ 2,242,382
                                                                               -------------------
Expenses:
 Management fees (Note 3) ...................................................             659,916
 Distribution fees (Note 3)
  Class A ...................................................................             375,577
 Transfer agent fees (Note 3) ...............................................              98,700
 Custodian fees (Note 4) ....................................................              18,800
 Reports to shareholders ....................................................              10,500
 Registration and filing fees ...............................................              69,300
 Professional fees ..........................................................              10,700
 Trustees' fees and expenses ................................................               3,700
 Other ......................................................................               1,600
                                                                               -------------------
      Total expenses ........................................................           1,248,793
                                                                               -------------------
      Expenses paid indirectly (Note 4) .....................................              (1,238)
                                                                               -------------------
        Net expenses ........................................................           1,247,555
                                                                               -------------------
          Net investment income .............................................             994,827
                                                                               -------------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
 Investments ................................................................           6,959,922
 Foreign currency transactions ..............................................           2,800,617
                                                                               -------------------
        Net realized gain (loss) ............................................           9,760,539
                                                                               -------------------
Net unrealized appreciation (depreciation) on:
 Investments ................................................................          (5,640,893)
 Translation of assets and liabilities denominated in foreign currencies ....          (1,914,693)
                                                                               -------------------
        Net unrealized appreciation (depreciation) ..........................          (7,555,586)
                                                                               -------------------
Net realized and unrealized gain (loss) .....................................           2,204,953
                                                                               -------------------
Net increase (decrease) in net assets resulting from operations .............         $ 3,199,780
                                                                               ===================




14 |  See notes to financial statements.  |  Semiannual Report

Franklin Templeton Global Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended April 30, 2004 (unaudited) and the year ended October 31, 2003


                                                                              -----------------------------------
                                                                                      FRANKLIN TEMPLETON
                                                                                      HARD CURRENCY FUND
                                                                              -----------------------------------
                                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                               APRIL 30, 2004   OCTOBER 31, 2003
                                                                              -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................   $    994,827       $  1,156,798
  Net realized gain (loss) from investments and foreign
   currency transactions ....................................................      9,760,539         10,262,162
  Net unrealized appreciation (depreciation) on investments and translation
   of assets and liabilities denominated in foreign currencies ..............     (7,555,586)         3,305,721
                                                                              -----------------------------------
      Net increase (decrease) in net assets resulting from operations .......      3,199,780         14,724,681
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................................................     (9,617,987)        (4,173,969)
   Advisor Class ............................................................       (996,742)          (241,410)
                                                                              -----------------------------------
 Total distributions to shareholders ........................................    (10,614,729)        (4,415,379)
 Capital share transactions (Note 2):
   Class A ..................................................................     34,392,923         83,432,955
   Advisor Class ............................................................     10,297,346          7,788,821
                                                                              -----------------------------------
 Total capital share transactions ...........................................     44,690,269         91,221,776
      Net increase (decrease) in net assets .................................     37,275,320        101,531,078
Net assets:
 Beginning of period ........................................................    153,877,709         52,346,631
                                                                              -----------------------------------
 End of period ..............................................................   $191,153,029       $153,877,709
                                                                              ===================================
Undistributed net investment income (loss) included in net assets:
 End of period ..............................................................   $   (676,721)      $  8,943,181
                                                                              ===================================




                     Semiannual Report | See notes to financial statements. | 15

Franklin Templeton Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FRANKLIN TEMPLETON HARD CURRENCY FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Debt securities are valued by independent pricing services or market makers under procedures approved by the Board of Trustees. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board Trustees. Short-term securities are valued at amortized cost which approximates current value.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.





16 |  Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.







                                                          Semiannual Report | 17

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND IDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights affecting a single class, and its exchange privilege.

At April 30, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   --------------------------------------------------------------------
                                          SIX MONTHS ENDED                       YEAR ENDED
                                           APRIL 30, 2004                     OCTOBER 31, 2003
                                   --------------------------------------------------------------------
                                       SHARES          AMOUNT             SHARES           AMOUNT
                                   --------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................   9,976,733      $ 96,115,126         17,061,326       $156,166,306
 Shares issued in reinvestment
 of distributions ...............     842,569         7,982,860            368,399          3,253,115
 Shares redeemed ................  (7,268,661)      (69,705,063)        (8,357,827)       (75,986,466)
                                   --------------------------------------------------------------------
 Net increase (decrease) ........   3,550,641      $ 34,392,923          9,071,898       $ 83,432,955
                                   ====================================================================
ADVISOR CLASS SHARES:
 Shares sold ....................   1,839,997      $ 17,924,377          1,171,569       $ 10,738,897
 Shares issued in reinvestment
 of distributions ...............      68,469           649,514             24,566            220,391
 Shares redeemed ................    (857,294)       (8,276,545)          (339,659)        (3,170,467)
                                   --------------------------------------------------------------------
 Net increase (decrease) ........   1,051,172      $ 10,297,346            856,476       $  7,788,821
                                   ====================================================================







18 |  Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------------------
  ENTITY                                                             AFFILIATION
--------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                 Investment manager
  Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to 0.45% per year of the average daily net assets of Class A shares for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of Fund's shares and received contingent deferred sales charges for the period ended April 30, 2004 of $89,158 and $6,116, respectively.

The Fund paid transfer agent fees of $98,700, of which $67,034 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At April 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................  $195,563,453
                                                            -------------
Unrealized appreciation ..................................  $    416,818
Unrealized depreciation ..................................    (3,050,940)
                                                            -------------
Net unrealized appreciation (depreciation) ...............  $ (2,634,122)
                                                            =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discount and premiums.







                                                          Semiannual Report | 19

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


5. INCOME TAXES (CONTINUED)

At October 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2004 ......................................................  $1,047,201
 2005 ......................................................     162,309
 2008 ......................................................      25,228
 2009 ......................................................      33,159
 2010 ......................................................     233,541
 2011 ......................................................      61,942
                                                              -----------
                                                              $1,563,380
                                                              ===========

At October 31, 2003, the Fund had expired capital loss carryovers of $112,254, which were reclassified to paid-in-capital.


6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short-term securities) for the period ended April 30, 2004.


7. FORWARD CURRENCY CONTRACTS

At April 30, 2004, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

---------------------------------------------------------------------------------------------------------------
                                                                  IN           SETTLEMENT        UNREALIZED
  CONTRACTS TO BUY                                            EXCHANGE FOR        DATE           GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
   1,540,000,000 Korean Won ...........................  U.S.  $1,303,496        5/25/04       U.S. $  6,010
   3,820,000,000 Indonesian Rupiah ....................           429,213        6/01/04               3,577
                                                               ----------                           --------
                                                         U.S.  $1,732,709                      U.S. $  9,587
                                                               ==========                           ========
---------------------------------------------------------------------------------------------------------------
                                                                   IN          SETTLEMENT        UNREALIZED
  CONTRACTS TO SELL                                           EXCHANGE FOR        DATE           GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
      2,400,000  Australian Dollar ....................  U.S.  $1,830,840        5/25/04       U.S. $103,001
      2,600,000  Australian Dollar ....................         1,902,940        9/17/04              56,706
                                                               ----------                           --------
                                                         U.S.  $3,733,780                            159,707
                                                               ==========                           --------
         Unrealized gain on forward exchange contracts                                         U.S. $169,294
                                                                                                    ========




20 |  Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


7. FORWARD CURRENCY CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------------
                                                                 IN        SETTLEMENT     UNREALIZED
  CONTRACTS TO BUY                                          EXCHANGE FOR      DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------
      140,000,000   Thailand Bhat .................  U.S. $ 3,568,697    5/24/04     U.S. $  (71,670)
        3,500,000   Australian Dollar .............         2,689,352    5/25/04            (169,587)
   44,000,000,000   Indonesian Rupiah .............         5,161,290    5/25/04            (170,931)
   18,500,000,000   Indonesian Rupiah .............         2,166,276    5/28/04             (69,056)
        5,700,000   European Monetary Unit ........         6,931,890    6/01/04            (105,188)
    6,000,000,000   Indonesian Rupiah .............           684,932    7/26/04             (10,441)
    3,450,000,000   Korean Won ....................         2,947,458    7/26/04             (27,849)
   19,100,000,000   Indonesian Rupiah .............         2,195,402    9/01/04             (59,640)
      365,000,000   Thailand Bhat .................         9,245,187    9/16/04            (132,199)
       27,500,000   Australian Dollar .............        19,835,750    9/17/04            (308,275)
    8,380,000,000   Korean Won ....................         7,080,693    9/17/04              (8,532)
        6,200,000   Swiss Franc ...................         4,884,582    9/20/04             (84,593)
    1,400,000,000   Korean Won ....................         1,196,581   10/20/04             (17,064)
                                                          -----------                      ----------
       Unrealized loss on forward exchange contracts U.S. $68,588,090                      (1,235,025)
                                                          ===========                      ----------
            Net unrealized loss on forward exchange contracts                        U.S. $(1,065,731)
                                                                                          ===========

8. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.





                                                          Semiannual Report | 21

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS (CONTINUED)
The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.



22 |  Semiannual Report

Franklin Templeton Global Trust

PROXY VOTING POLICIES AND PROCEDURES


FRANKLIN TEMPLETON HARD CURRENCY FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                          Semiannual Report | 23

                       This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10




1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
HARD CURRENCY FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



412 S2004 06/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

      ITEM 6. SCHEDULE OF INVESTMENTS.  N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    June 30, 2004